Document and Entity Information	Total
Prospectus:
Document Type	Other
Document Period End Date	Sep. 30, 2015
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Aug. 01, 2016
Document Effective Date	Aug. 01, 2016
Prospectus Date	Feb. 01, 2016